Z




     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 28, 2004

                          Registration No. 333-65599
                               ICA No.811-09053

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                        Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. [6 ]


                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                       Pre-Effective Amendment No.  [  ]

                       Post-Effective Amendment No. [6 ]

                       (Check Appropriate Box or Boxes)

                             THE MP 63 FUND, INC.
                             --------------------
              (Exact Name of Registrant as Specified in Charter)

                               MP 63 Fund, Inc.
                     555 Theodore Fremd Ave., Suite B-103
                                 Rye, NY 10580

                           -------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                (914) 925-0022
                                --------------
             (Registrant's Telephone Number, Including Area Code)

                                  Vita Nelson
                                MP 63 Fund Inc.
                     555 Theodore Fremd Ave., Suite B-103
                                 Rye, NY 10580




                           -------------------------
                    (Name and Address of Agent For Service)

                                With a copy to:

                          Donald S. Mendelsohn, Esq.
                              Thompson Hine  LLP
                         312 Walnut Street, 14th Floor
                             Cincinnati, OH 45202
                              Phone (513)352-6546
                              Fax (513) 241-4771



 Approximate Date of Proposed Public Offering: Immediately Upon Effectiveness

It is proposed that this filing will become effective (check appropriate box):


[   ]  immediately upon filing pursuant to paragraph (b).
[ x ]  on July 1, 2004 pursuant to paragraph (b).
[   ]  60 days after filing pursuant to paragraph (a)(1).
[   ]  on (date) pursuant to paragraph (a)(1).
[   ]  75 days after filing pursuant to paragraph (a)(2).
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
[    ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.









                             THE MP 63 FUND, INC.


                                 JULY 1, 2004


The MP63 Fund, Inc. (the "Fund"), seeks long-term capital appreciation. The Fund accumulates shares on a regular basis in a diverse group of companies that meet the criteria established by Moneypaper Advisor, Inc. (the "Advisor") for long-term capital appreciation (see Investment Objective and Policies).


This Prospectus, dated July 1, 2004, presents the information about the Fund that you should have before investing. Please read it carefully before investing and retain it for future reference.




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS

Risk/return Summary
Investment Objective and Policies
Risk Consideration
Management
How to Purchase Shares
How to Redeem Shares
Shareholder Services
Dividends and Distributions
Valuation of Shares
Tax Status
Financial Highlights
Privacy Statement




                              RISK/RETURN SUMMARY
                       INVESTMENT RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
The MP 63 Fund, Inc., seeks long-term capital appreciation. The Fund accumulates shares on a regular basis in a diverse group of companies that meet the criteria established by Moneypaper Advisor, Inc. (the "Advisor") for long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in common stock of companies that make up the Moneypaper 63 Stock Index, typically large-capitalization stocks, with an emphasis on quality and diversity. The Moneypaper 63 Stock Index is diversified across industries and is composed of companies that offer direct investment plans ("DRIPs"), regardless of the relative size of the companies. Generally, each company is allocated an equal amount of the total to be invested, in the manner consistent with dollar-cost averaging. To facilitate this investment strategy, the Fund offers an Automatic Investment Plan (page 12) and encourages shareholders to hold shares in the Fund for the long term, or at least five years (see Redemption Fees on page 11).

PRINCIPAL RISKS OF INVESTING IN THE FUND

All investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions, and other factors. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or long periods of time. The Fund is also subject to investment risk, which is the chance that returns from large-capitalization dividend-paying stocks will trail returns from other stock categories, the overall stock market, or other investments. During the past five- and ten-year periods, large-cap stocks have at times outperformed the market in general, and similar periods of under- performance are possible.


RISK/RETURN


The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart show changes in the Fund's returns from year to year or since inception. The performance table shows how the Fund's average annual total returns over time compare to a broad-based securities market index. Of course, the Fund's performance in the past (before and after taxes) is not necessarily an indication of how each Fund will perform in the future.


GRAPHIC OMITTED


20005.77%
2001-1.09%
2002-14.97%
200327.28%




During the periods covered in the bar chart, the highest return for a quarter was 13.94% (quarter ended 6/30/03 and the lowest return for a quarter was -15.11% (quarter ended 9/30/02). The Fund's year-to-date return as of March 31, 2004 was 1.47%.




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2003


                                    ONE YEARLIFE OF THE FUND1
MP63 FUND Return before taxes          27.28%  2.47%
Return after taxes on distributions2   26.98%  2.21%
Return after taxes on distributions    17.73%  1.95%
and sale of fund shares2
S&P 500 Index3 (results do not         28.67%  -3.72%
include deductions for fees,
expenses, or taxes)

1 The Fund commenced operations on March 1, 1999.

2 The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ form those shown. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

3 The S&P 500 is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.



TRANSACTION AND OPERATING EXPENSE TABLE
As an investor, you pay certain fees and expenses if you buy and hold shares of the Funds. These fees and expenses are described in the Fee Table below and are illustrated in the example that follows:


SHAREHOLDER TRANSACTION FEES
 (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the
offering price)1                                                        None
Maximum Deferred Sales Charge (Load)                                    None
Maximum Redemption Fee (as a percentage of amount redeemed)2            2.00%
Exchange Fees                                                           None



ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets, expressed as a percentage of net assets)
Management Fees                                                         0.35%
Distribution (and/or Service) (12b-1) Fees                              None
Other Expenses3                                                         0.90%
Total Fund Operating Expenses4                                          1.25%


1 Financial institutions selling Fund shares may charge investors a fee for their services.

2 Shares held less than three years are subject to a 2% Redemption Fee. Shares held less than five years but more than three years will be charged a 1% Redemption Fee. The Redemption Fee does not apply to IRAs and other tax-deferred accounts. For an explanation of Redemption Fees see page 13.

3 The Fund pays certain operating expenses directly, including custodial, auditing, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering its shares for sale under federal and state securities laws. These expenses include custodian, transfer agency and administration fees and other customary Fund expenses.

4 The Advisor has voluntarily agreed to limit total Fund operating expenses to 1.25% for the period July 1, 2004 through June 30, 2005. Any fee withheld or reduced and/or any Fund expense absorbed by the Advisor shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, no later than the fifth fiscal year succeeding the fiscal year of the withholding, reduction or absorption so long as the Fund's total operating expenses for the year (including repayment) do not exceed 1.25%. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor, even if such practice may require the Advisor to waive, reduce or absorb current Fund expenses.


EXAMPLE:
This example in intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example is based on the Annual Fund Operating Expenses described in the table.


This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods; that your investment has a 5% return each year; and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR3 YEARS5 YEARS10 YEARS
 $327  $497   $686   $1,511

You would pay the following expenses if you did not redeem your shares:


1 YEAR3 YEARS5 YEARS10 YEARS
 $127  $397   $686   $1,511




The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example is based on the Annual Fund Operating Expenses described in the Transaction and Operating Expense Table. NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS OR EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS.



                       INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation through the accumulation of shares of common stock. The Advisor will make no effort to time the market, and its investment decisions will not be influenced by movement in the stock market in general, and will not respond to the day-to-day ups and downs of the business activities of the companies it holds. Unlike many other equity mutual funds, the Fund does not view a drop in the value of the shares held by the Fund as a negative occurrence. Because the Fund expects to accumulate shares in the same companies over a period of years, drops in the market prices of any of its holdings give the Fund the ability to buy shares at favorable prices.

Investors are encouraged to add to their Fund positions regularly as a means of accumulating assets slowly over the long term. Investors redeeming their shares in fewer than five years will be subject to a redemption fee. See "How to Redeem Shares", below. It is anticipated that over any 10-year period the Fund will have accumulated more shares at lower prices than it accumulated at higher prices; thus the long-term investor in the Fund has increased the likelihood of achieving the investment objective and has reduced the risk of negative results.

The Fund is not intended to be a complete investment program. There is no assurance that the Fund will achieve its investment objective, which may not be changed without shareholder approval. However, specific investment policies employed by the Advisor to achieve the Fund's objective may be changed or eliminated by the Fund's Board of Directors without shareholder approval. The Fund has also adopted investment restrictions, most of which may not be changed without shareholder approval. See "Investment Objective, Policies and Restrictions" in the SAI.


INVESTMENT POLICIES
The Fund will invest at least 80% of its total assets in the common stocks of the 63 companies that make-up the Moneypaper 63 Stock Index. The Fund's portfolio companies will also satisfy certain other investment characteristics, including growth in earnings, history of paying dividends, debt ratios, and prospects for future growth.

The Advisor's disciplined investment approach differs from certain more "actively managed" equity funds because the Advisor is not buying or selling shares of portfolio companies based on swings in economic or market conditions. The Fund, however, should not be confused with, and is not intended to be, an index fund. The Fund will follow closely the stock selections in the Moneypaper's MP 63 Stock Index. See "MP 63 Stock Index", below, for a description of such Index; however, the Advisor reserves the right to make independent investment management decisions regarding the composition of the Fund's portfolio. For example, a portfolio company may cease to be listed on the MP 63 Stock Index but continue to be held by the Fund if the Advisor believes that the company meets its criteria for investment or if it would be disadvantageous to the Fund and its shareholders to sell such stock at such time. This determination may also affect the weightings of the stocks or the industries in which the Fund invests as compared with similar weightings in the Index during such time.

The Fund expects to receive cash on an ongoing basis and will be making regular investments in the companies it already holds. Initial investments were made by the Fund in proportion to the then-current holdings of the MP 63 Stock Index. On a regular basis, cash is invested, to the extent possible, evenly among the 63 companies that make up the MP 63 Stock Index. This process results in a strategy similar to that of dollar-cost averaging. By utilizing this strategy when investing additional funds for its shareholders and by minimizing portfolio turnover, the Advisor believes that the Fund will maximize accumulation, thereby compounding its value. Dividends will be reinvested in the companies that paid them.

The Advisor believes that the strategy to invest equal dollar amounts in each company will enable the Fund to achieve its investment objective. Each company is allocated an equal amount of the total to be invested (except for those amounts received as dividends, which will be reinvested in the companies that pay them out). The Advisor rounds up the number, or rounds down the number of shares to purchase whole shares on a cost-efficient basis. The difference between the allocation and the amount actually purchased is carried over to the next investment, but remains allocated to that company in particular.


                               MP 63 STOCK INDEX

The MP 63 Stock Index was created by the editors of The Moneypaper (a monthly investment newsletter) at the start of 1994 in order to track a representative sampling of companies that offer direct investment plans ("DRIPs"). With an emphasis on quality and diversity, the Index contains companies that can easily serve as "core" holdings in any portfolio, and typify the long-term aims of the small investor who uses DRIPs to build wealth. The result is a mixture of industrial companies, utilities, and transportation firms, and runs the gamut from pharmaceuticals to retailers. Included are blue-chip companies, banks, food companies, and other companies that should do well over the long term.

The MP 63 Index was equally weighted at inception (9/1/94) among companies, regardless of their size, and basically follows the fate of $100 investments in each company, with dividends reinvested, individually and in the aggregate. Each company has its own "index," regardless of price level or stock-split history, and the overall index is the aggregate performance of all stocks. When an individual company has a reading of 200, it has doubled the value of its initial investment, which was made at the start of 1994, turning $100 into $200. When the MP 63 passed the 200 level, as it did on June 6, 1997, it meant that an initial investment of $6,300 ($100 in each company) had achieved a value of more than $12,600.

The MP 63 Index is designed to demonstrate to and encourage individual investors to achieve long-term wealth by investing in a diverse group of companies, which decreases risk, and to focus on high-quality, investor-friendly firms that offer DRIPs. In most cases, the companies included require ownership of just one share to enroll in their direct investment plan. In addition, these companies either do not charge any fees or, in some cases, charge minimal fees for participating in such plans. Although the Fund may not exactly mirror the holdings of the MP 63 Stock Index, its investing philosophy, as described above, is inspired by it.

Companies are replaced in the MP 63 Fund in conjunction with changes made to the underlying MP 63 Index. Replacements are generally made only when, in the Advisor's judgment, a company adopts a high-fee DRIP or when a component is merged into or acquired by another company that is a non-DRIP company. However, if the acquirer is judged by the Advisor to be a suitable replacement, it may take the place of the company being acquired and the shares are converted without capital gains realization.

                              RISK CONSIDERATIONS

All investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions, and other factors. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or long periods of time. The Fund is also subject to investment-style risk, which is the chance that returns from large-capitalization dividend-paying stocks will trail returns from other stock categories, the overall stock market, or other investments.


PORTFOLIO TURNOVER
Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and investment in other securities. As a result of the Fund's investment policies, the Advisor believes that its portfolio turnover rate will generally be lower than that of most other equity mutual funds. The Fund's portfolio turnover rate was 9.16% for the fiscal year ended February 29, 2004. A low portfolio turnover rate reduces the number of transactions that may also result in the realization of taxable capital gains, some or all of which may be short-term capital gains not eligible for favored tax treatment.


DIVERSIFICATION
The Fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities) and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. The remaining 25% of its total assets are not subject to this restriction. To the extent that the Fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.


                                  MANAGEMENT

BOARD OF DIRECTORS
The Fund's Board of Directors has the primary responsibility for overseeing the overall management of the Fund and electing its officers. The Fund's Board of Directors is composed of the following four persons: Ted S. Gladstone, President, Gladstone Development Corporation; Gloria L. Schaffer, retired since 1996, prior thereto, from 1991 to 1995, Commissioner of Consumer Protection for the State of Connecticut; Harold G. Weinreb, Consultant since 1987; prior thereto from 1966 to 1987, employed by W.R. Grace & Co.; and Vita Nelson, Chief Executive Officer of The Moneypaper, Inc.

INVESTMENT ADVISOR
The Moneypaper Advisor, Inc. (the "Advisor"), 555 Theodore Fremd Avenue, Suite B103, Rye, NY 10580, has been retained under an Investment Advisory Agreement with the Fund to act as the Fund's investment advisor subject to the authority of the Board of Directors. Vita Nelson and David Fish are responsible for the overall management of the Fund's portfolio.


Ms. Nelson is President of the Advisor and co-manager of the Fund. Ms. Nelson's first job in the financial industry was as a bond trader at Granger & Co. in New York, where she made a market in municipal bonds. In addition to her advisory responsibilities, she is the Chief Executive Officer of The
Moneypaper, Inc., and the Editor and Publisher of three well-respected financial publications. Ms. Nelson has, among her achievements, popularized the use of direct investment plans (DRIPs). These plans accept investments from individuals directly (thereby permitting the investor to bypass brokers). Ms. Nelson graduated from Boston University with a degree in Comparative Literature.



Mr. Fish is co-manager of the Fund and the Executive Editor of The Moneypaper, Inc. and The Moneypaper's Guide to Direct Investment Plans. He is responsible for the daily management of the MP 63 Stock Index and his responsibilities at The Moneypaper, Inc., include research, editing, and revising The Moneypaper's Guide to Direct Investment Plans. Prior to joining The Moneypaper, Inc. in 1996, Mr. Fish had been a Senior Accountant with Thom McAn Shoe Company since 1974. Mr. Fish graduated magna cum laude with a B.S. degree in Business Administration from Worcester State College, Worcester, MA (1974).


The Advisor furnishes the Fund with investment advice and supervises the Fund's management and investment programs. Under the Investment Advisory Agreement, the Fund pays the Advisor a monthly management fee, equal on an annual basis, to .35% of its average daily net assets.

CODE OF ETHICS
The Fund and the Advisor have adopted a Code of Ethics that restricts personal investing practices by employees of the Advisor and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolio obtain clearance before executing personal trades. With respect to Ms. Nelson and Mr. Fish, the Code of Ethics prohibits the acquisition of securities in an initial public offering, as well as of profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund and its shareholders come before the interests of the people who manage the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
Portfolio transactions for the Fund will generally be executed with broker-dealers on an agency basis. The Advisor will be responsible for placing all orders for purchases and sales of the Fund's securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished to the Fund, as well as to the Advisor and its affiliates. Subject to seeking the most favorable price and execution available, the Advisor may consider sales of the Fund's shares (and of those of future series of the Fund) as a factor in the selection of broker-dealers. In addition, any portfolio transactions for the Fund that are executed on an agency basis may be effected through an affiliate of the Advisor. For more information, see "Portfolio Transactions and Allocation of Brokerage" in the SAI.


FUND ADMINISTRATOR
The Fund's Administrator is Mutual Shareholder Services, LLC (the "Administrator"), which has its principal office at 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141-1921, and is primarily in the business of providing administrative, fund accounting, and stock transfer services to retail and institutional mutual funds. Pursuant to a Transfer Agent and Administration Agreement and a separate Accounting Service Agreement (collectively, the "Administrator Agreements"), the Administrator provides all administrative, and fund accounting services necessary for the Fund, subject to the supervision of the Board of Directors.


For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee, which is based on its average net assets and the number of current shareholders.

The Fund also reimburses the Administrator for printing, postage, and telephone costs.

TERMINATION
The Investment Advisory Agreement is terminable by the Board of Directors of the Fund or the Advisor on sixty (60) days' written notice. The Investment Advisory Agreement will terminate automatically in the event of its "assignment" as defined in the Investment Company Act. The Investment Advisory Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Directors, for one-year periods thereafter. Generally speaking, absent willful misfeasance, bad faith, gross negligence on the part of the Advisor, or reckless disregard of its obligations under, the Investment Advisory Agreement, the Advisor shall not be liable for any action or failure to act in accordance with its duties thereunder.

DISTRIBUTOR
Quasar Distributors, LLC (the "Distributor"), is the distributor of the Fund's shares. The Advisor and/or the Administrator may, out of their own assets, pay for certain expenses incurred in connection with the distribution of Fund shares. In particular, either or both entities may make payments out of their own assets to sales representatives and broker-dealers in connection with sales of Fund shares.


                            HOW TO PURCHASE SHARES

GENERAL PURCHASE INFORMATION

The minimum initial investment in the Fund is $1,000. The Fund may waive or reduce the minimum for certain retirement and employee savings plans or custodial accounts for the benefit of minors. The Fund's shares may be purchased at their net asset value from the Distributor, from other broker-dealers that are members of the NASD, and from certain financial institutions that have entered into selling agreements with the Distributor.


When orders are placed for shares of the Fund, the public offering price used for the purchase will be the net asset value per share next determined. See "Valuation of Shares" for more information regarding the calculation of net asset value. If an order is placed with a broker-dealer or other financial institution, the broker-dealer or other financial institution is responsible for promptly transmitting the order to the Fund's transfer agent.Transfer Agent


Shares of the Fund may be purchased by opening an account either by mail, by phone or, to the extent available and permitted by applicable law, by use of the Internet. Shares are deemed to be purchased as of the time of determination of the Fund's net asset value on the day the purchase order for the purchase of its shares is received in good form by the Fund or the transfer agent. Investors may make systematic investments of fixed amounts automatically on a monthly or quarterly basis through the Fund's Automatic Investment Plan. Additional information is available by contacting the Fund's transfer agent at 1-877-MP63FUN (676-3386)

PURCHASES BY TELEPHONE
To open an account by telephone, you must first call 1-877-MP63FUN (676-3386) to obtain an account number and instructions. Information concerning the account will be taken over the phone. Subject to acceptance by the transfer agent, shares of the Fund may be purchased by wiring immediately available federal funds (subject to the minimum investment) to U.S. Bank, N.A. from your bank, which may charge a fee for doing so (see instructions below). You should provide your bank with the following information for the purpose of wiring your investment:

U.S. Bank, N.A.
Cincinnati, OH
ABA# 042000013
For credit to the MP63 Fund
Account # 130100788905
Shareholder Acct. No._________________________________
(Insert Account Number)
Shareholder Acct. Name_______________________________
(Insert Shareholder Name)

You must mail a signed application to the Fund's transfer agent at the address listed below in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, the Custodian, and the transfer agent are open for business. A wire purchase will not be considered completed until the wired money is received by the Fund's custodian bank. Any delays in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or of the transfer agent. At present, there is no fee for the receipt of wired funds, but the Fund reserves the right to charge shareholders for this service.

PURCHASES BY MAIL
Subject to acceptance by the Fund's transfer agent , an account may be opened by completing and signing an account application and mailing it, together with a check (subject to the Fund's minimum investment of $1,000) payable to:

The MP 63 Fund
C/O: Mutual Shareholder Services, LLC
8869 Brecksville Rd., Suite C
Brecksville, Ohio 44141-1921

Payment received by mail for the purchase of shares will be credited to a shareholder's account at the net asset value per share next determined after receipt. In the event that there are insufficient funds to cover a check, the shareholder or prospective investor will be assessed a $15.00 charge.

ADDITIONAL INVESTMENTS
Additional investments may be made at any time (subject to the minimum subsequent investment of $100; $50 for monthly purchases made using the Fund's Automatic Investment Plan1) by purchasing shares of the Fund at net asset value. This may be done by mailing a check to the Fund at the address noted under "Purchases by Mail" or by wiring monies to the custodian bank, as outlined above, from a bank or financial institution with which the shareholder has an account and which is a member of the Federal Reserve System, with instructions to transmit federal funds by wire to the Fund.

1 See page 12 for information about how to join the Automatic Investment Plan.

OTHER PURCHASE INFORMATION
Investors should be aware that the Fund's account application contains provisions that exclude the transfer agent, the Distributor, and certain of the Distributor's affiliates from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

The Fund must receive an order and payment by the close of business for the purchase to be effective. If funds are received after the close of business (4:00 p.m., Eastern Time ), the purchase will become effective on the next business day.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Investors opening an account will be asked their name, address, date of birth, and other information that will allow the Fund to identify them. The Fund also may request other identifying documents or information. The Fund may not be able to open an account or complete a transaction until it is able to verify an investor's identity.


All purchases of the Fund's shares will be made in full and fractional shares calculated to three decimal places. The Fund will not issue stock certificates evidencing ownership of Fund shares.

                             HOW TO REDEEM SHARES

GENERAL REDEMPTION INFORMATION
You may redeem all or a portion of your shares on any day that the Fund values its shares (please refer to "Valuation of Shares" below for more information). Your shares will be redeemed at the net asset value next determined after receipt of your instructions in good form as explained below. The Fund's net asset value will fluctuate on a daily basis. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the Fund.

If authorized in the account application, you may contact the transfer agent by telephone with an oral request or send a written request. This request should contain: the dollar amount or number of shares to be redeemed, your Fund account number, and either a Social Security or tax identification number (as applicable). You should sign your request in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign.


SIGNATURE GUARANTEES
To protect shareholder accounts, the Fund, and its transfer agent from fraud, signature guarantees are required to enable the Fund to verify the identity of the person who has authorized a redemption from an account when: (1) the proceeds are to be sent to someone other than to the registered shareholder(s) at the registered address, and/or (2) shares are requested to be transferred to another individual or entity other than the shareholder. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations, and participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange Medallion Signature Program ("MSP"). Shareholders may contact the Fund at 1-877-MP63FUN (676-3386) for further details.



BY MAIL
The Fund will redeem its shares at the net asset value next determined after the request is received in "good order." The net asset value per share of the Fund is determined on each day that the New York Stock Exchange, Inc. (the "NYSE"), the Fund, and the Transfer Agent are open for business. Requests should be addressed to: MP 63 Fund, Inc., C/O: Mutual Shareholder Services, LLC, 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141-1921. Requests in "good order" must include the following documentation:


1. a letter or standard form of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

2. any required signature guarantees (see Signature Guarantees, above); and

3. other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans, and other organizations.


BY TELEPHONE
Provided the Telephone Redemption Option has been authorized in the application, a redemption of shares may be requested by calling the Fund's transfer agent at 1-877-MP63FUN (676-3386) and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option is authorized, the Fund and its transfer agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Fund or its transfer agent to be genuine.

The transfer agent's records of such telephone instructions are binding and each shareholder, and not the Fund or its transfer agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its transfer agent to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Fund in connection with transactions initiated by telephone may include tape recording of telephone instructions and requiring some form of personal identification information prior to acting upon instructions received by telephone.

PAYMENT OF REDEMPTION PROCEEDS
After your shares have been redeemed, proceeds will be paid within three business days. In no event will payment be made more than seven days after receipt of your order in good form, except that payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the NYSE. Payment of redemption proceeds may also be delayed if the shares to be redeemed were recently purchased by a check drawn on a bank that is not a member of the Federal Reserve System, or until such check has cleared the banking system (normally up to 15 days from the purchase date).

REDEMPTION FEE
The Fund is designed for long-term investors. It is not designed for short-term traders whose frequent purchases and redemptions can unnecessarily disrupt the Fund's investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund's transaction costs as measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. Moreover, short-term sales have tax consequences that would be borne by the remaining shareholders. For these reasons, the Fund assesses a 2% fee on the redemption of shares held for less than three years. This fee is reduced to 1% for shares held for more than three years but less than five years, and no fee is charged for shares held for more than five years. The early redemption expenses will be paid to the Fund to help offset Fund expenses.

The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains) or to shares held in retirement plans (such as 401(k), 403(b), 457, Keogh, profit-sharing plans, and money purchase pension plans). This fee also does not apply to shares held in IRA accounts.

To calculate redemption fees, the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than five years, a redemption fee will be assessed. In determining the "five year" or "three year" provision, the Fund will use the anniversary date of a transaction. Thus, for example, shares purchased on January 1, 1999, would have been subject to a 2% fee if they were redeemed on or prior to December 31, 2001. Such shares redeemed on or after January 1, 2004, will not be subject to any redemption fee. In the event of a partial redemption, shares will be redeemed on a first-in/first- out basis, that is, the earliest purchased shares will be deemed to be redeemed first.

INVOLUNTARY REDEMPTION
The Fund reserves the right to redeem your account at any time the net asset value of the account falls below $500 as the result of a redemption request. You will be notified in writing prior to any such redemption and will be allowed 30 days in which to make additional investments before the redemption is processed.

                             SHAREHOLDER SERVICES

The Fund offers several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you.

AUTOMATIC INVESTMENT PROGRAM
You can automatically transfer $50 or more per month or $100 or more per quarter from your bank, savings and loan, or other financial institution to purchase additional shares. Contact the transfer agent by calling 1-877-MP63FUN (676-3386) to obtain authorization forms or for additional information.

TELEPHONE TRANSACTION PRIVILEGES
Shareholders purchasing shares directly from the Fund will hold their shares with the Fund's transfer agent. You may authorize telephone redemption transaction privileges by selecting that option on the application form. It may be difficult to reach the Fund by telephone during periods when market or economic conditions foster an unusually large volume of telephone requests. Although the Advisor believes that this would not be an advantageous time at which to redeem your shares, you may still elect to do so. If you cannot reach the Fund by telephone, you should issue written instructions to the transfer agent at Mutual Shareholder Services, LLC, 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141-1921. The Fund reserves the right to suspend or terminate its telephone services at any time without notice.

TAX-QUALIFIED RETIREMENT PLANS
The Fund is available for your tax-deferred retirement plan.

* Individual Retirement Accounts ("IRAs"): simple IRAs, Roth IRAs, Education IRAs, or any other form of IRA permitted by law;

* 403(b) plans for employees of public school systems and non-profit organizations;

* 401(k) plans;

* Profit-sharing plans and pension plans for corporations and employees.

You can also transfer your tax-deferred plan from another fund or custodian. The shareholder bears the responsibility for any tax obligations incurred, such as with respect to the conversion of a tax-deductible IRA to a Roth IRA. An IRA disclosure document including a Request to Transfer form can be obtained by calling the Fund at 1-877-676-3386.

CONFIRMATION OF TRANSACTIONS AND REPORTING OF OTHER INFORMATION
The transfer agent, on behalf of the Fund, will send you confirmations of all of your purchases or redemptions of Fund shares. If there is no activity in your Fund account, you will receive account statements on a quarterly basis. In addition, you will receive various IRS forms after the first of each year detailing important tax information, and the Fund is required to supply annual and semi annual reports that list securities held by the Fund and include its then-current financial statements.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually. Distributions from capital gains are made after applying any available capital losses and/or capital loss carryovers.

Although the Fund's Advisor believes that accumulating shares through the reinvestment of all dividends and capital gains distributions contributes to the success of this investment strategy and suggests that shareholders reinvest all distributions in additional Fund shares, by law the Fund must allow you to choose from among the following three options:

* Reinvest all distributions in additional shares;

* Receive distributions from net investment income in cash while reinvesting capital gains distributions, if any, in additional shares; or

* Receive all distributions in cash.

You can change your distribution option by notifying the Fund in writing. If you do not select an option when you open your account, all distributions will be reinvested in additional shares. You will receive a statement confirming the reinvestment of distributions in additional shares promptly following the end of each calendar year.

If a check representing a distribution is not cashed within a specified period (generally three months), the transfer agent will notify you that you have the option either of requesting another check or of reinvesting the distribution in the Fund. If the transfer agent does not receive your election, the distribution will be reinvested in the Fund at the then Net Asset Value. Similarly, if correspondence sent by the Fund or the transfer agent is returned as "undeliverable," all Fund distributions will automatically be reinvested in the Fund. Be sure to send the transfer agent notification of any change of address.

                              VALUATION OF SHARES


Shares of the Fund are sold at net asset value ("NAV"). The Fund's NAV per share is determined by adding the value of all the Fund's securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding. The Fund's NAV changes every day. The NAV is determined each business day following the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time ("ET")) Monday through Friday, exclusive of Dr. Martin Luther King Jr. Day , Presidents Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas Day and New Year's Day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, the Fund's NAV will be calculated as of the time the NYSE closes.



The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees.


                                  TAX STATUS


Distributions of income by the Fund are generally taxable to shareholders as ordinary income. Certain Fund distributions may be considered as short- or long-term capital gain. Capital gains may be taxable at different rates depending on the length of time that the Fund holds its assets. Interest income from direct investment by non-corporate taxpayers in U.S. Government obligations (but not repurchase agreements) generally is not subject to state taxation. However, some states may tax mutual fund dividends attributable to such income. The transfer agent will send a notice to each shareholder (Form 1099 or 1099 substitute) advising the shareholder of any taxable income or capital gains distributed by the Fund for each taxable year.


A sale of Fund shares is a taxable event that may result in a capital gain or loss. To the extent that redemption requests result in sales of shares of the Fund's portfolio securities, remaining shareholders may be subject to capital gains or losses. However, the Fund's early redemption fee policy, the fees from which are used to defray Fund expenses, is designed to encourage longer-term investment in the Fund and to discourage redemptions. The early redemption fee is designed to discourage such sales and compensate existing shareholders.


For a more detailed discussion of the federal income tax consequences of investing in shares of the Fund, see "Taxation" in the SAI. Before investing in this Fund, you should consult your tax advisor regarding the consequences of your local and state tax laws.



                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since commencement of the Fund's operations on March 1, 1999. Certain information reflects financial results for a single Fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Mendlowitz Weitsen, LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


FINANCIAL HIGHLIGHTS
Selected data for a share outstanding                                For the      For the      For the      For the   For the
throughout the period:
                                                                  Year Ended   Year Ended   Year Ended   Year Ended    Period
                                                                February 29, February 28, February 28, February 28,2/29/2000*
                                                                        2004         2003         2002         2001
Net Asset Value -
     Beginning of Period                                          $     8.09    $   10.24   $     9.90   $     8.81 $   10.00
Net Investment Income                                                   0.07         0.07         0.06         0.07      0.08
Net Gains or Losses on Securities
     (realized and unrealized)                                          2.92       (2.15)         0.34         1.10    (1.21)
Total from Investment Operations                                        2.99       (2.08)         0.40         1.17    (1.13)

Distributions (From Net Investment Income)                            (0.07)       (0.07)       (0.06)       (0.08)    (0.04)
Distributions (From Capital Gains)                                      0.00         0.00         0.00         0.00    (0.02)
    Total Distributions                                               (0.07)       (0.07)       (0.06)       (0.08)    (0.06)

Net Asset Value -
     End of Period                                                 $   11.01   $     8.09    $   10.24   $     9.90$     8.81

Total Return (a)                                                     37.01 %     (20.39)%       4.02 %      13.25 %  (11.36)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                                27,799       17,865       18,486       15,205    12,374
    Ratio of Expenses to Average Net Assets                            1.25%        1.25%        1.25%        1.25%     1.15%
    Ratio of Expenses to Average Net Assets,                           1.25%        1.39%        1.25%        1.44%     1.81%
before reimbursement
    Ratio of Net Income to Average Net Assets                          0.75%        0.79%        0.63%        0.70%     0.86%
    Ratio of Net Income to Average Net Assets, before                  0.75%        0.65%        0.63%        0.51%     0.20%
reimbursement
Portfolio Turnover Rate                                                9.16%        9.28%        8.22%        9.17%     0.97%


* commencement of operations (March 2, 1999).
(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.







                               PRIVACY STATEMENT


Commitment to Consumer Privacy
       From our first day of operation, The MP63 Fund, Inc. (the "Fund") has been committed to handling investor information responsibly. We recognize and respect the privacy expectations of each of our investors and we believe the confidentiality and protection of investor information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Fund.

Collection and Disclosure of Shareholder Information
       The Fund collects, retains and uses consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. We only use such information to enhance, evaluate or modify a consumer's relationship with The Fund to administer shareholder accounts, or to identify specific financial needs and to provide consumers with information about the Fund and related products and services. We do not share or sell personal information about consumers to third parties for their independent use. However, we may share information with companies affiliated with the Fund in order to provide you with information about other products or services that may be of interest to you.

       Consumer information collected by, or on behalf of the Fund generally comes from the following sources:

                    {circle}Account   applications,   other   required   forms,
                          correspondence, written or electronic, or telephone contacts with shareholders or consumers inquiring about the Fund;

                    {circle}Transaction history of a shareholder's account; or

                    {circle}Third parties.

       We may disclose consumer information to third parties who are not affiliated with the Fund:

                    {circle}as  permitted  by  law,  for  example  with service providers who maintain or service customer accounts for the Fund or to a shareholder's broker/dealer, or

                    {circle}to perform  marketing  services  on  our  behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information
       We require service providers to the Fund:

                    {circle}to  maintain  policies  and procedures designed  to assure only appropriate access to information about customers of the Fund;

                    {circle}to limit the use of information about  customers of the Fund to the purposes for which the information was disclosed, or as otherwise permitted by law; and

to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the Fund.







A Statement of Additional Information ("SAI") containing additional information about the Fund, dated July 1, 2004 is available free of charge. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. The Fund's Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. An SAI and/or the Annual and Semi-Annual Reports will be sent to any investor within three (3) business days of the Fund's receipt of a request for one. Such request should be addressed to MP 63 Fund, Inc., C/O: Mutual Shareholder Services, LLC, 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141-1921. The telephone number for shareholder inquiries and to request copies of the SAI or the Fund's Annual and Semi-Annual Reports is 1-877-MP63FUN (676-3386). Information about the Fund, including the SAI also can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Commission's Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are also available on the EDGAR database or on the Commission's Internet site at http://www.publicinfo@sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. The SAI has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.


(INVESTMENT COMPANY ACT FILE NO. 811-09053)





6/28/04




                               MP 63 FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION



                               TABLE OF CONTENTS


Table of Contents
Investment Objective, Policies and Restrictions
Directors and Executive Officers
Investment Advisory and Other Services
Portfolio Transactions and Allocation of Brokerage
Taxation
Ownership of Shares
Dividends and Distributions
Net Asset Value
Performance Comparisons
Counsel and Independent Accountants
Other Information
Financial Statements






This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated July 1, 2004. A copy of the Prospectus may be obtained from the Fund c/o Mutual Shareholder Services, LLC, 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141-1921, telephone 1-877-MP63FUND (676-3386).


                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The Fund is an open-end, diversified management investment company, which was incorporated under the laws of the state of Maryland on October 13, 1998. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors. The Fund currently offers its shares in one series, which is being offered for sale. The Fund's investment objective and a summary of its investment policies are set forth in the Prospectus. Additional information regarding the Fund's investment policies and restrictions is set forth below.

INVESTMENT POLICIES.
The following paragraphs provide additional information about the Fund's investment policies. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Directors.

REPURCHASE AGREEMENTS.
In addition to common stock, the Fund may invest in repurchase agreements collateralized by the securities in which it may invest. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest). Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs of delays. To the extent that proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.


INVESTMENT RESTRICTIONS
In addition to the investment objective and policies set forth in the Prospectus and in this Statement of Additional Information, the Fund is subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed with respect to the Fund, without the vote of a majority of the Fund's outstanding shares. Non-fundamental investment restrictions of the Fund may be changed by the Board of Directors.

AS FUNDAMENTAL INVESTMENT RESTRICTIONS, THE FUND WILL NOT:

1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry. This restriction also does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto.

2. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of the Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer.

3. Issue any senior securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), other than as set forth in restriction number 4 below.

4. Borrow amounts in excess of 10% of the cost or 5% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes in order to meet redemption requests. The reason the Fund might borrow would be to avoid selling a portion of its investments at a time when it may be disadvantageous to do so. Interest paid by the Fund on borrowed funds would decrease its net earnings. To secure any such borrowing, the Fund may pledge or hypothecate not in excess of 15% of the value of its total assets.

5. Purchase or sell real estate, commodities or commodity futures contracts.

6. Act as an underwriter of securities of other issuers, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

7. Engage in any short-selling operations.

8. Lend money other than through the purchase of debt securities in accordance with its investment policies.

9. Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads, except as permitted by the Fund under its investment policies.

10.Acquire or retain more than 5% of the securities of any other investment company.

The Fund is also subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Directors without shareholder approval.

THE FUND WILL NOT:

1. Acquire securities for the purpose of exercising control over management.

2. Invest more than 15% of its net assets in illiquid securities.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

DIRECTORS AND EXECUTIVE OFFICERS
The Directors are responsible for overseeing the general operations of the Advisor and the general operations of the Fund. These responsibilities include approving the arrangements with companies that provide necessary services to the Fund, ensuring the Fund's compliance with applicable securities laws and that dividends and capital gains are distributed to shareholders. The Directors have appointed officers to provide many of the functions necessary for day-to-day operations.

The following table contains information concerning the Directors and officers of the Fund and their principal occupations during the past five years.

DISINTERESTED DIRECTORS :




         POSITION(S) TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)  NUMBER OF PORTFOLIOS IN FUND COMPLEX   OTHER
         HELD WITH   LENGTH OF  TIME SERVED DURING PAST 5 YEARS      OVERSEEN BY DIRECTOR                   DIRECTORSHIPS HELD
         THE FUND                                                                                           BY DIRECTOR
NAME,
ADDRESS
AND AGE
Ted S.   Director    Indefinite - since 1998President, Gladstone     1                                      None
Gladstone                                   Development Corporation
Age: 71                                     (real estate development)
555
Theodore
Fremd
Ave.,
Suite
B103
Rye, NY
10580
Gloria   Director    Indefinite - since 1998Partner, CA White        1                                      None
Schaffer                                    (real estate development)
Age: 73
555
Theodore
Fremd
Ave.,
Suite
B103

Harold   Director    Indefinite - since 1998Consultant               1                                      None
Weinreb
Age: 71
555
Theodore
Fremd
Ave.,
Suite
B103

INTERESTED DIRECTORS:



         POSITION(S) TERM OF    PRINCIPAL OCCUPATION(S)     NUMBER OF        OTHER DIRECTORSHIPS HELD BY DIRECTOR
         HELD WITH   OFFICE AND DURING PAST 5 YEARS         PORTFOLIOS IN
         THE FUND    LENGTH OF                              FUND COMPLEX
NAME,                TIME SERVED                            OVERSEEN BY
ADDRESS                                                     DIRECTOR
AND AGE
Vita     Director,   Indefinite President, Editor and       1                Director, The Moneypaper Advisor, Inc.; Director,
Nelson 1,Chairman of - since    Publisher of The Moneypaper,                 Temper of the Times Communications, Inc.
2        the Board   1998       Inc. (newsletter)
Age: 66  and
555      President
Theodore
Fremd
Ave. ,
Suite
B103,
Rye, NY
10580

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS:



         POSITION(S) TERM OF    PRINCIPAL          NUMBER OF PORTFOLIOS INOTHER DIRECTORSHIPS HELD BY DIRECTOR
         HELD WITH   OFFICE AND OCCUPATION(S)      FUND COMPLEX OVERSEEN
         THE FUND    LENGTH OF  DURING PAST 5 YEARSBY DIRECTOR
NAME,                TIME SERVED
ADDRESS
AND AGE

Lester   Secretary   Indefinite Partner of the law 1                      Director, Moneypaper Advisor, Inc.; Director, Temper
Nelson               - since    firm of Nelson &                          of the Times Communications, Inc.
Age: 75              1998       Nelson
555
Theodore
Fremd
Ave.,
Suite
B103
Rye, NY
10580
David    Treasurer   Indefinite Executive Editor of1                      None
Fish                 - since    The Moneypaper,
Age: 54              2003       Inc. (newsletter)
555
Theodore
Fremd
Ave.,
Suite
B103
Rye, NY
10580

1Vita Nelson and Lester Nelson are married.

2Vita Nelson is President of the Fund and a Director of the Fund's Advisor, The Moneypaper Advisor, Inc. and, therefore, is an "Interested Director" of the Fund. Transfer Agent

The members of the Audit Committee of the Board of Directors are Ted S. Gladstone, Gloria Schaffer and Harold Weinreb. Ms. Schaffer acts as the chairperson of such committee. The Audit Committee oversees the Fund's financial reporting process, reviews audit results and recommends annually to the Fund a firm of independent certified public accountants. During the fiscal year ended February 29, 2004, the Audit Committee met two times.

Those Directors who are officers or employees of the Advisor, or its affiliates receive no remuneration from the Fund. Each disinterested Director receives a fee from the Fund for each regular quarterly and in-person special meetings of the Board of Directors attended. Each disinterested Director receives $1,000 per year for serving as a director of the Fund and $250 for each meeting attended. In addition, each disinterested Director may be reimbursed for expenses incurred in connection with attending meetings.

The following table sets forth the compensation paid by the Fund to each disinterested Director during the fiscal year ended February 29, 2004:

NAME OF PERSON,     AGGREGATE      PENSION OR RETIREMENT             ESTIMATED ANNUAL TOTAL COMPENSATION FROM FUND PAID TO
POSITION            COMPENSATION   BENEFITS ACCRUED AS PART OF FUND  BENEFITS UPON    DIRECTORS
                    FROM FUND      EXPENSES                          RETIREMENT
Ted S. Gladstone,       $2,000                    None                     None                       $2,000
Director
Gloria Schaffer,        $2,000                    None                     None                       $2,000
Director
Harold G. Weinreb,      $2,000                    None                     None                       $2,000
Director


As of May 31, 2004, the Directors and officers of the Fund as a group, owned of record or beneficially, 0.99% of the Fund's outstanding shares.

The following table sets forth the dollar range of shares of the Fund beneficially owned by each Director of the Fund as of December 31, 2003:

DISINTERESTED DIRECTORS

NAME OF TRUSTEE OR OFFICERDOLLAR RANGE OF SECURITIES IN THE FUNDAGGREGATE DOLLAR RANGE OF
                                                                   SECURITIES IN TRUST
Ted S. Gladstone                           None                            NA
Gloria L. Schaffer                         None                            NA
Harold G. Weinreb                      $1 - $10,000                   $1 - $10,000

INTERESTED DIRECTORS:


NAME OF TRUSTEE OR OFFICERDOLLAR RANGE OF SECURITIES IN THE FUNDAGGREGATE DOLLAR RANGE OF
                                                                   SECURITIES IN TRUST
Vita Nelson                           Over $100,000                   Over $100,000





                    INVESTMENT ADVISORY AND OTHER SERVICES


The investment advisor for the Fund is The Moneypaper Advisor, Inc. (the "Advisor"). The Advisor acts as such pursuant to a written agreement, which must be annually re-approved by the Board of Directors. The address of the Advisor is 555 Theodore Fremd Avenue, Suite B103, Rye, New York 10580


CONTROL OF THE ADVISOR

The stock of the Advisor is owned by The Moneypaper, Inc., of which Vita Nelson is the majority shareholder. Vita Nelson is the President of the Fund and the Chairman of the Fund's Board of Directors.


INVESTMENT ADVISORY AGREEMENT
The Advisor acts as the investment advisor of the Fund under an Investment Advisory Agreement, which has been approved by the Board of Directors (including a majority of the Directors who are not parties to the agreement, or interested persons of any such party).


The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Directors or by vote of a majority of the Fund's outstanding voting securities on not more than sixty (60) days' written notice to the Advisor, and by the Advisor on sixty (60) days' written notice to the Fund. Unless sooner terminated, the agreement continues in effect for more than two years after its execution only if such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding shares of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. In approving the continuation of the Investment Advisory Agreement for the current term, the Board considered a number of factors, including the nature and quality of the services provided by the Advisor and the reasonableness of the compensation payable to the Advisor. The Board also analyzed the expense ratio and performance of the Fund as compared to other funds with similar investment objectives. To aid it in its evaluation of the Investment Advisory Agreement, the Board was presented with a comparison of expense ratios of other funds in the Fund's peer group (i.e., funds of comparable size and with similar investment objectives). The Board noted that the Fund's management fee was the lowest, and the Fund's total expense ratio among the lowest, in its peer group. The Board also noted that the Fund had achieved the top performance ranking from Bloomberg for large cap growth funds. After such analysis and consideration, the Board determined that continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.



Pursuant to its Investment Advisory Agreement, the Fund pays the Advisor monthly an advisory fee equal, on an annual basis, to 0.35% of its average daily net assets. The Advisor may waive a portion of its fees from time to time. The Advisor has voluntarily agreed to limit Fund expenses to 1.25%. In accordance with the terms of the Investment Advisory Agreement, any fee withheld or voluntarily reduced and any fund expense cap, shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, no later than the fifth fiscal year succeeding the fiscal year of the withholding, reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the previously referred to limitation on Fund expenses. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor, even if such practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the fiscal years ended
February 29, 2004, February 28, 2003, and February 28, 2002, Investment Advisory fees amounted to $81,180, $63,168 and $58,260, respectively.


Under the Investment Advisory Agreement, the Advisor provides the Fund with advice and assistance in the selection and disposition of the Fund's investments. All investment decisions are subject to review by the Fund's Board of Directors to ensure that they meet the criteria described in the prospectus. The Advisor is obligated to pay the salaries and fees of any affiliates of the Advisor serving as officers of the Fund.

CODE OF ETHICS
The Fund, the Advisor and the Distributor have each adopted Codes of Ethics in compliance with Rule 17j-1 of the Investment Company Act of 1940 that restricts personal investing practices by their employees. Among other provisions, the Codes of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolio obtain clearance before executing personal trades. With respect to Ms. Nelson and other investment personnel, the Code of Ethics prohibits the acquisition of securities in an initial public offering, as well as of profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund and its shareholders come before the interests of the people who manage the Fund.

ADMINISTRATOR

The Administrator for the Fund is Mutual Shareholder Services, LLC. (the "Administrator"), which has its principal office at 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141-1921, and is primarily in the business of providing administrative and fund accounting services to retail and institutional mutual funds. Pursuant to an Transfer Agent and Administration Agreement and Accounting Service Agreement (collectively the "Agreements") with the Fund, the Administrator provides all administrative services necessary for the Fund, subject to the supervision of the Board of Directors.



The Agreements are terminable by the Board of Directors of the Fund or the Administrator on ninty (90) days written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreements shall remain in effect for three years from the date of its initial approval, subject to annual approval of the Board of Directors for one-year periods thereafter. The Agreements generally provide that in the absence of willful misfeasance or negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.



Under the Agreements, the Administrator provides all administrative services, including, without limitation: (i) providing entry of all data from shareholders' applications; (ii) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (iii) monitoring the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iv) coordinating with Fund counsel for the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, (v) preparing reports to the Fund's shareholders and the Securities and Exchange Commission; and (vi) preparing in conjunction with Fund counsel all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws;



The Administrator also provides the Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Advisor; and (vi) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.


ADMINISTRATOR'S FEES

For the administrative, fund accounting, transfer agent and disbursing agent services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee based on the Fund's average net assets. For the period June 23, 2003 to February 29, 2004, the Administrator earned fees amounting to $38,350. For the period March 1, 2003 to June 22, 2003 and the fiscal years ended February 28, 2003 and February 28, 2002, the Fund's prior Administrator earned fees amounting to $21,355, $94,105 and $77,648, respectively, which included out-of-pocket expenses for printing, postage and telephone costs.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

U.S. Bank, N.A. serves as custodian for the Fund's cash and securities. Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Mutual Shareholder Services, LLC acts as the Fund's transfer agent and dividend disbursing agent.


DISTRIBUTION AGREEMENT

Quasar Distributions LLC has entered into a distribution agreement with the Fund to serve as distributor for the Fund's shares. Quasar Distributions LLC is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.



The Advisor and/or the Administrator may, out of their own assets, pay for certain expenses incurred in connection with the distribution of Fund Shares. In particular, either or both entities may make payments out of their own assets to sales representatives and broker-dealers in connection with sales of Fund shares.


OTHER EXPENSES

Fees paid to the Advisor and the Administrator are deducted from income of the Fund before dividends are paid. In addition, the Fund pays expenses including the expenses of reports to shareholders, shareholders' meetings and proxy solicitations, fees and expenses of officers and Directors who are not affiliated with the Advisor or the Administrator, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, and fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws.


              PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Advisor in a manner consistent with its investment objectives, policies, and restrictions and with any instructions the Board of Directors may issue from time to time. Within this framework, the Advisor is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Advisor will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Directors may issue from time to time. The Advisor may select broker-dealers, including Temper of the Times Communications, Inc., its affiliate, to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.


Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. During the fiscal years ended February 29, 2004, February 28, 2003 and February 28, 2002, the Fund paid brokerage commissions amounting to $2,803.40, $3,680 and $4,012, respectively.


It has for many years been a common practice in the investment advisory business for Advisors of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such Advisors and from third parties with which such broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Advisor. Where the services referred to above are not used exclusively by the Advisor for research purposes, the Advisor, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions.

As permitted by Section 28(e) of the 1934 Act, the Advisor may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Advisor an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Advisor's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Directors may adopt from time to time. Nevertheless, the Advisor does not currently intend to cause the Fund to make such payments. Accordingly, the Advisor will use its best efforts to obtain the most favorable price and execution available with respect to all of the Fund's transactions, as described above.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


                                   TAXATION

The Fund is treated as a corporation for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a significant or predictable part of the Fund's investment return.

A sale of the Fund's shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares, a check writing redemption, or an exchange of shares between two mutual funds (or two portfolios of a mutual fund).

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds earned by the Fund shareholder are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if the Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.


                                    OWNERS

All shares of the Fund, when issued, will be fully paid and nonassessable and will be redeemable. They can be issued as full or fractional shares. A fractional share has, pro rata, the same rights and privileges as a full share. The shares possess no preemptive or conversion rights. The shares of the Fund will share ratably in the dividends of the Fund, if any, as may be declared by the Board of Directors, and in the distribution of any net assets upon liquidation of the Fund, after the payment of all debts and liabilities of the Fund.


Each share of the Fund has one vote (with proportionate voting for fractional shares) regardless of the relative net asset values of the Fund's shares. If pursuant to the Fund's Bylaws, the holders of shares representing at least 25% of the Fund's total outstanding shares request that the Fund hold a special meeting of shareholders it will do so. Unless required under the Investment Company Act, the Fund will not necessarily hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of the Board of Directors or the appointment of auditors. The Fund will assist in the communication with other shareholders. In addition, the Investment Company Act requires a shareholder vote for all amendments to the Fund's fundamental investment objective and policies and investment restrictions and for most amendments to investment advisory contracts.


The Fund may hold informal informational meetings of shareholders to discuss the Fund's and the Advisor's current investment philosophy and to address any concerns that shareholders may have. Shareholders will receive advance notice of the date, time and location of such meetings. However, no official business may be conducted at such meetings.


As of May 31, 2004, no person is known by the Fund who owns, beneficially or of record, 5% or more of the Fund's outstanding shares.




                          DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends are payable to shareholders of record at the time of declaration.

Dividends are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days are determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.

                         DETERMINATION NET ASSET VALUE


The Fund computes its net asset value (or price per share) on each day on which the New York Stock Exchange ("NYSE") is open for business. The calculation is made as of the regular close of the NYSE (normally 4:00 p.m., Eastern Time). The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): Dr. Martin Luther King Jr. Day , New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine net asset value, see "Valuation of Shares" in the prospectus.



Portfolio securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.



                            INDEPENDENT ACCOUNTANTS


Mendlowitz Weitsen, LLP, K2 Brier Hill Court, E. Brunswick, NJ 08816 - 3341 has been selected as independent accountants for the Fund. Mendlowitz Weitsen, LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


                               OTHER INFORMATION

The Advisor has been registered with the Securities Exchange Commission ("SEC") under the Investment Advisors Act of 1940 since December 1998. The Fund has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Advisor by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


                             PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Directors to make a voting decision. The Advisor shall make a written recommendation of the voting decision to the Board of Directors, which shall include: (i) an explanation of why it has a conflict of interest;
(ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the Advisor's (or sub-adviser's) proxy voting policies. The Board of Directors shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor's proxy voting policies and in the best interests of Fund shareholders. When the Board of Directors of the Fund is required to make a proxy voting decision, only the Directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Advisor's policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

   {circle}electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

   {circle}approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

   {circle}providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

   {circle}corporate  voting structure - shareholders should have voting  power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

   {circle}shareholder rights plans. - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

Information regarding the Fund's proxy voting record during the most recent 12-month period ended June 30 is available at no charge, upon request, by calling 1-877-MP63FUN (676-3386). The information also is available on the SEC's website at www.sec.gov.


                             FINANCIAL STATEMENTS


The financial statements of the Fund for the fiscal year ended February 29, 2004, included in the Annual Report to Shareholders of the Fund, are incorporated herein by reference. These financial statements only include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report. Shareholders can obtain a copy of the Annual Report without charge by calling the Fund at 1-877-MP63FUN (676-3386).









                                    PART C
                               OTHER INFORMATION


ITEM 23.  EXHIBITS

(a) Articles of Incorporation. Articles of Incorporation, which were filed as an Exhibit to Registrant's Registration Statement on October 13, 1998, are hereby incorporated by reference.

(b) Bylaws of the Fund.  Bylaws of the Fund, which  were filed as an Exhibit to
Registrant's   Registration   Statement  on  October  13,  1998,   are   hereby
incorporated by reference.

(c) Rights of Shareholders. None (other than in the Articles of Incorporation and By-laws of the Registrant).

(d) Investment Advisory Contracts.   Investment  Advisory  Agreement  with  The
Moneypaper Advisor, Inc., which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on January 5, 1999, is hereby incorporated by reference.

(e) Underwriting Contracts. Distribution Agreement with Quasar Distributions LLC is filed herewith.

(f) Not Applicable

(g) Custodian Agreements. Custody Agreement with Star Bank, N.A. (now U.S. Bank, N.A.) which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on January 5, 1999, is hereby incorporated by reference.

(h) Other Material Contracts

       (i) Accounting Services Agreement with Mutual Shareholder Services, LLC, which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on June 27, 2003, is hereby incorporated by reference.

       (ii) Transfer Agent and Administration Agreement with Mutual Shareholder Services, LLC, which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on June 27, 2003, is hereby incorporated by reference.

(i) Legal Opinion.   Opinion  of  Thompson  Hine  LLP as to the legality of the
securities being registered is filed herewith.(j) Other  Opinions.   Consent of
Mendlowitz Weitsen, LLP, is filed herewith.

(k) Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Subscription Letter, which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on January 5, 1999, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.  Not Applicable

(n) Rule 18f-3 Plan.  Not Applicable

(p) Codes of Ethics.

       (i) Codes of Ethics adopted under Rule 17j-1, which were filed as Exhibits to Post-Effective Amendment No. 3 the Registrant's Registration Statement on June 29, 2001, are incorporated by reference.

       (ii) Quasar Distributors, LLC General Code of Ethics adopted under Rule 17j-1 is filed herewith.

       (iii) Code of Ethics for Access Persons of Quasar Distributors, LLC adopted under Rule 17j-1 is filed herewith.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable

ITEM 25. INDEMNIFICATION.

(a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

"NINTH:(1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and
(ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(2) To the fullest extent permitted by Maryland statutory decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


 (a) The address for The Moneypaper Advisors, Inc., The Moneypaper, Inc., and Temper of the Times Investor Services, Inc. is 555 Theodore Fremd Avenue, Suite B103, Rye, New York 10580. The Moneypaper Advisors, Inc. is a registered investment advisor (File No. 801-56017).

(b)  See below.

NAME         POSITION  OTHER BUSINESS
             WITH
             ADVISOR
Vita Nelson  Director  Director, President, Editor and Publisher, The Moneypaper, Inc. (newsletter); Chairman, Temper of the Times
             and       Investor Services, Inc. (broker/dealer)
             President
Elena FusilloTreasurer President, Temper of the Times Investor Services, Inc. (broker/dealer)
             &
             Secretary


ITEM 27. PRINCIPAL UNDERWRITER.

(a) To the best of Registrant's knowledge, Quasar Distributors, LLC, the Registrant's distributor, also acts as distributor for the following funds:

Cullen Funds Trust                               Thompson Plumb Funds, Inc.
Country Mutual Funds Trust                       Alternative Investment Advisors, Alpha Strategies 1 Fund
The Hennessy Mutual Funds, Inc.                  Al Frank Fund
The Hennessy Funds, Inc.                         Matrix Asset Advisor Value Fund, Inc.
Kit Cole Investment Trust                        Stancell Social Fund
Everest Funds                                    Brazos Mutual Funds,
Brandywine Advisors Fund                         Prudent Bear Mutual Funds
Light Revolution Fund, Inc.                      Hollencrest
The Jensen Portfolio                             Permanent Portfolio
First American Insurance Portfolios, Inc.        Guinness Atkinson Funds
AHA Investment Funds                             Buffalo Funds
Wexford Trust, The Muhlenkamp Fund               Advisor Series Trust
Mutuals.com, The Generation Wave Funds, VICE FundBrandes Investment Trust, Brandes Institutional International Equity Fund
First American Funds, Inc.                       Builders Fixed Income Fund, Inc.
First American Investment Funds, Inc.            PIC Investment Trust Funds
First American Strategy Funds, Inc.              Professionally Managed Portfolios
Zodiac Trust, Conning Money Market Portfolio     Rainier Funds
CCMA Select Investment Trust                     TT International
CCM ADVISORS FUNDS                               SEIX Funds, Inc.
Glenmede Fund, Inc.                              TIFF Investment Program, Inc.
Fort Pitt Capital Funds                          FFTW Funds, Inc.
Jacob Internet Fund                                         Harding Loevner Funds, Inc.
The Teberg Fund                                             NorCap Funds
Alpine Series Trust                                         Alpine Income Trust
Alpine Equity Trust                                         Kirr Marbach Partners Fund, Inc.
LKCM Funds                                                  Greenville Small Cap Growth Fund
Monetta Fund, Inc.                                          Freemont Funds
Monetta Trust                                               Masters Select Growth Fund
Dow Jones Islamic Index                                     The Osterweis Strategic Growth Fund
Optimum Q Funds





(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESSPOSITION AND OFFICES WITH QUASAR DISTRIBUTORS, LLCPOSITIONS AND OFFICES WITH THE REGISTRANT
James R. Schoenike1                President, Board Member                                             None
Joe Redwine1                       Board Member                                                        None
Bob Kern2                          Board Member                                                        None
Eric W. Falkeis2                   Board Member                                                        None
Donna J. Berth1                    Treasurer                                                           None
Teresa Cowan1                      Assistant Secretary                                                 None

1The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
2The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Fund are located, in whole or in part, at the office of the Fund and the Transfer Agent: Mutual Shareholder Services, LLC, 8869 Brecksville Rd., Suite C, Brecksville, Ohio 44141-1921. The Custodian's records are located at its offices. The Adviser's records are located at its offices at 555 Theodore Fremd Avenue, Suite B 103, Rye, New York 10580.

ITEM 29  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

Registrant undertakes to furnish each person, to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the County of Westchester and State of New York, on the 28th day of June 2004.

MP 63 FUND, INC.


By:    /s/ Lester Nelson                             June 28, 2004
Lester Nelson, Secretary


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



 /s/ Vita Nelson                                     June 28, 2004
Vita Nelson
Director and President



/s/ Ted S. Gladstone                                 June 28, 2004
Ted S. Gladstone
Director



/s/                                                  June 28, 2004
Gloria L. Schaffer
Director



/s/ Harold G. Weinreb                                June 28, 2004
Harold G. Weinreb
Director

The above persons signing as Director are all of the members of the Registrant's
Board of Directors.


                                 EXHIBIT INDEX

1. Distribution Agreement with Quasar Distributions LLCEX-99.23.e
2. Consent of Counsel                                EX-99.23.i
3. Consent of Independent Accountants                EX-99.23.j
4. Quasar Distributors, LLC General Code of Ethics   EX-99.23.p(i)(i)
5. Code of Ethics For Access Persons of Quasar Distributors, LLCEX-99.23.p.(i)(i)(i)